Document and Entity Information Document	Oct. 29, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	LYONDELLBASELL INDUSTRIES N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-34726
Entity Tax Identification Number	98-0646235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.04 Par Value
Trading Symbol	LYB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001489393
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	1221 McKinney St.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77010
City Area Code	(713)
Local Phone Number	309-7200
United Kingdom [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4th Floor, One Vine Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J0AH
Country Region	+44 (0)
City Area Code	207
Local Phone Number	220 2600
Netherlands [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Delftseplein 27E
Entity Address, City or Town	Rotterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	3013AA
Country Region	+31 (0)
City Area Code	10
Local Phone Number	2755 500